Revenues from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 3,119,642	$ 2,790,128
Americas
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,731,045	2,330,158
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	305,634	380,507
Asia
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	82,963	79,463
Reportable Segments | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,573,673	2,205,038
Reportable Segments | Investment Banking and Capital Markets | Americas
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,186,955	1,751,568
Reportable Segments | Investment Banking and Capital Markets | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	304,027	374,411
Reportable Segments | Investment Banking and Capital Markets | Asia
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	82,691	79,059
Reportable Segments | Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	28,144	23,188
Reportable Segments | Asset Management | Americas
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	27,801	16,334
Reportable Segments | Asset Management | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	343	6,854
Reportable Segments | Asset Management | Asia
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Reportable Segments | Merchant Banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	524,077	564,176
Reportable Segments | Merchant Banking | Americas
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	522,541	562,837
Reportable Segments | Merchant Banking | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,264	935
Reportable Segments | Merchant Banking | Asia
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	272	404
Reportable Segments | Corporate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Reportable Segments | Corporate | Americas
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Reportable Segments | Corporate | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Reportable Segments | Corporate | Asia
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	(6,252)	(2,274)
Consolidation Adjustments | Americas
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	(6,252)	(581)
Consolidation Adjustments | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	(1,693)
Consolidation Adjustments | Asia
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Equities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	648,712	662,267
Equities | Reportable Segments | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	649,631	662,804
Equities | Reportable Segments | Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Equities | Reportable Segments | Merchant Banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Equities | Reportable Segments | Corporate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Equities | Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	(919)	(537)
Fixed Income
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	13,839	13,505
Fixed Income | Reportable Segments | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	13,839	13,505
Fixed Income | Reportable Segments | Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Fixed Income | Reportable Segments | Merchant Banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Fixed Income | Reportable Segments | Corporate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Fixed Income | Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Investment Banking - Advisory
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	814,759	767,421
Investment Banking - Advisory | Reportable Segments | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	820,042	767,421
Investment Banking - Advisory | Reportable Segments | Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Investment Banking - Advisory | Reportable Segments | Merchant Banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Investment Banking - Advisory | Reportable Segments | Corporate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Investment Banking - Advisory | Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	(5,283)	0
Investment Banking - Underwriting
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,090,111	759,571
Investment Banking - Underwriting | Reportable Segments | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,090,161	761,308
Investment Banking - Underwriting | Reportable Segments | Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Investment Banking - Underwriting | Reportable Segments | Merchant Banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Investment Banking - Underwriting | Reportable Segments | Corporate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Investment Banking - Underwriting | Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	(50)	(1,737)
Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	28,144	23,188
Asset Management | Reportable Segments | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Asset Management | Reportable Segments | Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	28,144	23,188
Asset Management | Reportable Segments | Merchant Banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Asset Management | Reportable Segments | Corporate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Asset Management | Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Manufacturing revenues
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	357,427	324,659
Manufacturing revenues | Reportable Segments | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Manufacturing revenues | Reportable Segments | Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Manufacturing revenues | Reportable Segments | Merchant Banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	357,427	324,659
Manufacturing revenues | Reportable Segments | Corporate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Manufacturing revenues | Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Oil and gas revenues
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	136,109	173,626
Oil and gas revenues | Reportable Segments | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Oil and gas revenues | Reportable Segments | Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Oil and gas revenues | Reportable Segments | Merchant Banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	136,109	173,626
Oil and gas revenues | Reportable Segments | Corporate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Oil and gas revenues | Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Other revenues
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	30,541	65,891
Other revenues | Reportable Segments | Investment Banking and Capital Markets
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Other revenues | Reportable Segments | Asset Management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Other revenues | Reportable Segments | Merchant Banking
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	30,541	65,891
Other revenues | Reportable Segments | Corporate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0
Other revenues | Consolidation Adjustments
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 0	$ 0